NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
NOTES PAYABLE
Schedule of Notes Payable

	December 31,	December 31,
	2019	2018
The Company obtained an $85,670 promissory note with a maturity date of June 30, 2019, an interest rate of 6%, which is repayable in monthly installments of principal and interest of $2,270. The note is unsecured. The note has been fully repaid as of December 31, 2019.	$-	$13,358